Schedule of investments in subsidiaries (Details)	12 Months Ended
	Jun. 30, 2025
Vivo power international services limited [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Address of entity's registered office	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
VivoPower US-NC-31, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
VivoPower US-NC-47, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Address of entity's registered office	251 Little Falls Drive, Wilmington, DE,
VivoPower (USA) Development, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Address of entity's registered office	USA 19808
Caret, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Caret Decimal, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
VIWR AU Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Aevitas O Holdings Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Aevitas Group Limited [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Aevitas Holdings Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Electrical Engineering Group Pty Limited [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Kenshaw Solar Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Address of entity's registered office	Level 11, 110 Mary Street, Brisbane City, QLD, 4000 Australia
Kenshaw electrical pty limited [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Tembo Technologies Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
Tembo EV Pty [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
TemboDrive Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%
VivoPower Philippines Inc. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	64.00%
Address of entity's registered office	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street,
VivoPower RE Solutions Inc. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	64.00%
Address of entity's registered office	E-Square Zone, Crescent Park West, Bonifacio Global City,
V.V.P. Holdings Inc. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	40.00%	[1]
Address of entity's registered office	Taguig, Metro Manila	[1]
Tembo e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%	[1]
Tembo 4x4 e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%	[1]
FD 4x4 Centre B.V. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%	[1]
Address of entity's registered office	De Donge 5, 5684 PX Best, the Netherlands	[1]
Tembo Group B.V [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%	[1]
Tembo EUV Solutions FZCO [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%	[1]
Address of entity's registered office	DSO-IFZA, IFZA Properties, Dubai Silicon Oasis, Dubai, United Arab Emirates	[1]
Tembo EUV Investment Corporation Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%	[1]
Address of entity's registered office	WB Corporate Services (Cayman) Ltd., of P.O. Box 2775, 71 Fort Street, 3rd Floor, Grand Cayman, KY1-1111, Cayman Islands	[1]

[1]	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.